SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2020 and 2019, as they would be anti-dilutive:

	Year Ended December 31,
	2020	2019
Shares underlying options outstanding	225	256
Shares underlying warrants outstanding	2,493	3,211
Shares underlying convertible notes outstanding	521,240,282	21,370,656
Shares underlying convertible preferred stock outstanding	749,643,728	263,728
	1,270,886,728	21,637,851

Schedule of fair values of financial liabilities

The tables below summarize the fair values of our financial liabilities as of December 31, 2020 and 2019 (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Convertible notes	$2,705	—	—	$2,705
Preferred stock	4,123	—	—	4,123
Derivative liability	$6,828	$—	$—	$6,828

	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3

Derivative liability – convertible notes	$1,785	$—	$—	$1,785

Schedule of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3)

The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Year ended December 31,
	2020	2019

Balance at beginning of year	$1,785	$2,134
Additions to derivative instruments	2,465	243
Reclassification on conversion	(1,268)	(265)
Loss (gain) on change in fair value of derivative liability	3,846	(327)
Balance at end of year	$6,828	$1,785